Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT AQR Large Cap Defensive Style Fund
Supplement dated June 11, 2025
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT AQR Large Cap Defensive Style Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on June 10, 2025, the Board approved the termination of AQR Capital Management, LLC (“AQR”) as the subadviser to the NVIT AQR Large Cap Defensive Style Fund (the “Fund”) and the appointment of J.P. Morgan Investment Management Inc. (“JPMIM”) as the Fund’s new subadviser, effective on or about September 22, 2025 (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	The Fund is renamed the “NVIT J.P. Morgan Equity and Options Total Return Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

b.	The information under the heading “Principal Investment Strategies” beginning on page 6 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund uses a multi-pronged approach to total return, sourced from dividends, options premium and capital appreciation. The Fund seeks to achieve its objective by (1) creating an actively managed portfolio of equity securities and (2) by selling (writing) call options with exposure to the S&P 500 Index (the “Index”). Under normal circumstances, the Fund invests at least 80% of its net assets in a combination of equity securities and options.
The Fund is designed to provide investors with total return while exposing investors to less risk through lower volatility than the broad U.S. large-capitalization stock market. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the overall market over a full market cycle (typically, a three to five year time horizon). In order to reduce volatility and provide a diversified source of total return, the Fund will write call options based on the Index or on exchange-traded funds that seek to replicate the Index (“S&P 500 ETFs”). Such options will be at an exercise price (also known as a strike price) that is out‑of‑the‑money. The premiums generated from the written call options are an important source of the Fund’s diversified return stream and will be reinvested in the Fund’s portfolio, instead of having the premiums paid out to investors as income. Selling call options may also reduce volatility. The written call options are reset periodically to seek to better capitalize on current market conditions and opportunities; these resets assist the Fund in seeking to provide relatively stable returns. In addition to the use of the options overlay strategy, the Fund may use futures contracts and options on futures, which are derivatives, to more effectively gain targeted equity exposure from its cash positions if it is unable to purchase stocks or write the necessary options for the options overlay strategy.
Long Equity Portfolio – in managing the equity portion of the Fund, the subadviser employs a fundamental data science enabled investment approach that combines research, data insights, and risk management. The subadviser defines data science as the discipline of extracting useful insights from collections of information, and the subadviser utilizes the insights as a part of its investment process. The subadviser utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the subadviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the subadviser finds relevant to conducting fundamental analysis. The subadviser combines insights derived from these sources to forecast the financial prospects of each security, also known as fundamental analysis. Alongside its own insights, the subadviser’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities that are priced favorably relative to their associated levels of risk. The subadviser’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the subadviser’s analysis. The subadviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the subadviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The subadviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the subadviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change.
The Fund invests primarily in large, well-established companies, which are companies with market capitalizations similar to those within the universe of the Index at the time of purchase. The Fund also may invest in equity securities of U.S. mid‑cap companies.
The subadviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the subadviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity.
Options Overlay – the Fund’s options overlay is intended to provide the Fund with consistent options premium as a diversified source of total return, as well as dampen the Fund’s overall volatility profile. To implement the strategy, the subadviser sells exchange-traded equity options that typically have a reference asset of the Index or an S&P 500 ETF. Premiums are generated from the sale of out‑of‑the‑money call options. The Fund will sell multiple options positions that expire at various dates, and a portion of the options overlay strategy may be reset as the applicable options approach expiration.

c.	The information under the heading “Principal Risks” beginning on page 7 of the Prospectus is modified as follows:

i.	“REIT and real estate securities risk,” “Hedging transactions risk,” “Volatility risk,” “Foreign securities risk” and “Model and data risk” are each deleted in their entirety.

ii.	The following sub‑risk is hereby added under “Derivatives risk”:
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (purchaser) the right but not the obligation to buy (a “call option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “strike price”) during a period of time or on a specified date. Investments in options are considered speculative. Although selling call options can reduce equity market risk, it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses.

iii.	The following risks are hereby added:
Volatility strategy risk – the subadviser may not be successful in managing the Fund with a lower level of volatility than the Index. Depending on market conditions during a particular time in a market cycle, the Fund’s volatility may not be lower than that of the S&P 500 Index (the “Index”). Because the Fund seeks lower relative volatility, the Fund may underperform the Index, particularly in rising markets. Options premium generated by the Fund will vary dependent on the prevailing volatility. When volatility increases, both premiums and the potential for capital appreciation also increase, but when volatility decreases, premiums and the potential for capital appreciation also decrease.
Options overlay strategy risk – when the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying instrument or measure to the strike price (plus any premium received). In a rising market, the option may require an underlying instrument to be sold at a strike price that is lower than would be received if the instrument was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position.
Data science investment approach risk – the subadviser relies on a proprietary data science enabled selection approach that utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the subadviser’s multi-decade history of proprietary fundamental research, company financial statements, and other relevant data sources, to forecast the financial prospects of each security and to assess key risks. There is no guarantee that the use of the subadviser’s proprietary data science approach will result in effective investment decisions for the Fund, specifically to the extent the approach does not perform as designed or as intended, the subadviser’s strategy may not be successfully implemented and the Fund may lose value.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

NVIT AQR Large Cap Defensive Style Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT AQR Large Cap Defensive Style Fund
Supplement dated June 11, 2025
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT AQR Large Cap Defensive Style Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on June 10, 2025, the Board approved the termination of AQR Capital Management, LLC (“AQR”) as the subadviser to the NVIT AQR Large Cap Defensive Style Fund (the “Fund”) and the appointment of J.P. Morgan Investment Management Inc. (“JPMIM”) as the Fund’s new subadviser, effective on or about September 22, 2025 (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	The Fund is renamed the “NVIT J.P. Morgan Equity and Options Total Return Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

b.	The information under the heading “Principal Investment Strategies” beginning on page 6 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund uses a multi-pronged approach to total return, sourced from dividends, options premium and capital appreciation. The Fund seeks to achieve its objective by (1) creating an actively managed portfolio of equity securities and (2) by selling (writing) call options with exposure to the S&P 500 Index (the “Index”). Under normal circumstances, the Fund invests at least 80% of its net assets in a combination of equity securities and options.
The Fund is designed to provide investors with total return while exposing investors to less risk through lower volatility than the broad U.S. large-capitalization stock market. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the overall market over a full market cycle (typically, a three to five year time horizon). In order to reduce volatility and provide a diversified source of total return, the Fund will write call options based on the Index or on exchange-traded funds that seek to replicate the Index (“S&P 500 ETFs”). Such options will be at an exercise price (also known as a strike price) that is out‑of‑the‑money. The premiums generated from the written call options are an important source of the Fund’s diversified return stream and will be reinvested in the Fund’s portfolio, instead of having the premiums paid out to investors as income. Selling call options may also reduce volatility. The written call options are reset periodically to seek to better capitalize on current market conditions and opportunities; these resets assist the Fund in seeking to provide relatively stable returns. In addition to the use of the options overlay strategy, the Fund may use futures contracts and options on futures, which are derivatives, to more effectively gain targeted equity exposure from its cash positions if it is unable to purchase stocks or write the necessary options for the options overlay strategy.
Long Equity Portfolio – in managing the equity portion of the Fund, the subadviser employs a fundamental data science enabled investment approach that combines research, data insights, and risk management. The subadviser defines data science as the discipline of extracting useful insights from collections of information, and the subadviser utilizes the insights as a part of its investment process. The subadviser utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the subadviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the subadviser finds relevant to conducting fundamental analysis. The subadviser combines insights derived from these sources to forecast the financial prospects of each security, also known as fundamental analysis. Alongside its own insights, the subadviser’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities that are priced favorably relative to their associated levels of risk. The subadviser’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the subadviser’s analysis. The subadviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the subadviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The subadviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the subadviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change.
The Fund invests primarily in large, well-established companies, which are companies with market capitalizations similar to those within the universe of the Index at the time of purchase. The Fund also may invest in equity securities of U.S. mid‑cap companies.
The subadviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the subadviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity.
Options Overlay – the Fund’s options overlay is intended to provide the Fund with consistent options premium as a diversified source of total return, as well as dampen the Fund’s overall volatility profile. To implement the strategy, the subadviser sells exchange-traded equity options that typically have a reference asset of the Index or an S&P 500 ETF. Premiums are generated from the sale of out‑of‑the‑money call options. The Fund will sell multiple options positions that expire at various dates, and a portion of the options overlay strategy may be reset as the applicable options approach expiration.

c.	The information under the heading “Principal Risks” beginning on page 7 of the Prospectus is modified as follows:

i.	“REIT and real estate securities risk,” “Hedging transactions risk,” “Volatility risk,” “Foreign securities risk” and “Model and data risk” are each deleted in their entirety.

ii.	The following sub‑risk is hereby added under “Derivatives risk”:
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (purchaser) the right but not the obligation to buy (a “call option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “strike price”) during a period of time or on a specified date. Investments in options are considered speculative. Although selling call options can reduce equity market risk, it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses.

iii.	The following risks are hereby added:
Volatility strategy risk – the subadviser may not be successful in managing the Fund with a lower level of volatility than the Index. Depending on market conditions during a particular time in a market cycle, the Fund’s volatility may not be lower than that of the S&P 500 Index (the “Index”). Because the Fund seeks lower relative volatility, the Fund may underperform the Index, particularly in rising markets. Options premium generated by the Fund will vary dependent on the prevailing volatility. When volatility increases, both premiums and the potential for capital appreciation also increase, but when volatility decreases, premiums and the potential for capital appreciation also decrease.
Options overlay strategy risk – when the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying instrument or measure to the strike price (plus any premium received). In a rising market, the option may require an underlying instrument to be sold at a strike price that is lower than would be received if the instrument was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position.
Data science investment approach risk – the subadviser relies on a proprietary data science enabled selection approach that utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the subadviser’s multi-decade history of proprietary fundamental research, company financial statements, and other relevant data sources, to forecast the financial prospects of each security and to assess key risks. There is no guarantee that the use of the subadviser’s proprietary data science approach will result in effective investment decisions for the Fund, specifically to the extent the approach does not perform as designed or as intended, the subadviser’s strategy may not be successfully implemented and the Fund may lose value.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.